MINING INTERESTS AND PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	$ 5,804,199	$ 1,496,926
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	6,770,682	2,034,512	$ 1,516,200
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	(966,483)	(537,586)	(399,030)
Non-depletable mining interests
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	503,328	161,073
Non-depletable mining interests | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	503,328	161,073	106,138
Non-depletable mining interests | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	0	0	$ 0
Macassa mine | Non-depletable mining interests
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	336,756	0
Acquired exploration properties | Non-depletable mining interests
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	$ 152,519	$ 115,663